Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Allowance for Credit Losses for Installment Loans (Detail) - JPY (¥) ¥ in Millions		3 Months Ended				9 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2020		Dec. 31, 2019		Mar. 31, 2020
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		¥ 86,795		¥ 55,173		¥ 56,836		¥ 58,011
Provision (Reversal)		3,507				16,038
Allowance of purchased loans during the reporting period		1,296				1,636
Charge-offs		(9,730)	[1]	(4,133)		(23,988)	[2]	(16,814)
Recoveries		168		232		526		632
Other		(375)	[3]	499	[3]	(820)	[3]	(631)
Ending balance		81,661		56,922		81,661		56,922
Collective (pool) assessment		59,613		45,668		59,613		45,668		¥ 43,389
Individual assessment		22,048				22,048
Restatement Adjustment
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance						88,269
Net investment in leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		16,206		12,236		11,692		12,049
Provision (Reversal)		1,600				3,064
Allowance of purchased loans during the reporting period		0				0
Charge-offs		(844)	[1]	(599)		(1,448)	[2]	(1,937)
Recoveries		1		13		9		23
Other		115	[3]	258	[3]	211	[3]	(1)
Ending balance		17,078		12,467		17,078		12,467
Collective (pool) assessment		9,627		12,467		9,627		12,467		11,692
Individual assessment		7,451				7,451
Net investment in leases | Restatement Adjustment
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance						15,242
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		34,350		21,789		20,542		21,195
Provision (Reversal)		1,641				5,648
Allowance of purchased loans during the reporting period		0				0
Charge-offs		(2,727)	[1]	(2,740)		(7,905)	[2]	(9,360)
Recoveries		150		146		401		419
Other		74	[3]	8	[3]	302	[3]	(26)
Ending balance		33,488		22,159		33,488		22,159
Collective (pool) assessment		29,118		18,631		29,118		18,631		16,940
Individual assessment		4,370				4,370
Consumer | Restatement Adjustment
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance						35,042
Corporate | Non-recourse loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		3,414		1,055		1,786		919
Provision (Reversal)		38				162
Allowance of purchased loans during the reporting period		0				0
Charge-offs		0	[1]	0		0	[2]	(1)
Recoveries		0		0		0		0
Other		(73)	[3]	18	[3]	(170)	[3]	(6)
Ending balance		3,379		1,265		3,379		1,265
Collective (pool) assessment		3,162		1,036		3,162		1,036		1,558
Individual assessment		217				217
Corporate | Non-recourse loans | Restatement Adjustment
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance						3,387
Corporate | Other than non-recourse loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		28,421		17,333		20,209		20,662
Provision (Reversal)		380				6,529
Allowance of purchased loans during the reporting period		0				0
Charge-offs		(4,718)	[1]	(687)		(12,621)	[2]	(5,046)
Recoveries		3		45		72		142
Other		(502)	[3]	199	[3]	(1,330)	[3]	(609)
Ending balance		23,584		18,389		23,584		18,389
Collective (pool) assessment		16,108		12,380		16,108		12,380
Individual assessment		7,476				7,476
Corporate | Other than non-recourse loans | Restatement Adjustment
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance						30,934
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		1,508	[4]	2,760	[5]	1,458	[4],[5]	3,186	[5]
Provision (Reversal)	[4]	31				36
Allowance of purchased loans during the reporting period	[4]	1,296				1,636
Charge-offs		(1,297)	[1],[4]	(107)	[5]	(1,724)	[2],[4]	(470)	[5]
Recoveries		8	[4]	28	[5]	38	[4]	48	[5]
Other	[3]	0	[4]	16	[5]	102	[4]	11	[5]
Ending balance		1,546	[4]	2,642	[5]	1,546	[4]	2,642	[5]
Collective (pool) assessment		654	[4]	¥ 1,154	[5]	654	[4]	¥ 1,154	[5]	¥ 791	[5]
Individual assessment	[4]	892				892
Purchased loans | Restatement Adjustment
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	[4]					1,458
Other financial assets measured at amortized cost
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	[6]	2,896				1,149
Provision (Reversal)	[6]	(183)				599
Allowance of purchased loans during the reporting period	[6]	0				0
Charge-offs	[6]	(144)	[1]			(290)	[2]
Recoveries	[6]	6				6
Other	[3],[6]	11				65
Ending balance	[6]	2,586				2,586
Collective (pool) assessment	[6]	944				944
Individual assessment	[6]	¥ 1,642				1,642
Other financial assets measured at amortized cost | Restatement Adjustment
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	[6]					2,206
Accounting Standards Update 2016-13 [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance						31,745
Reclassification to allowance for investment in operating leases	[7]					(312)
Accounting Standards Update 2016-13 [Member] | Net investment in leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance						3,550
Reclassification to allowance for investment in operating leases	[7]					0
Accounting Standards Update 2016-13 [Member] | Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance						14,500
Reclassification to allowance for investment in operating leases	[7]					0
Accounting Standards Update 2016-13 [Member] | Corporate | Non-recourse loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance						1,601
Reclassification to allowance for investment in operating leases	[7]					0
Accounting Standards Update 2016-13 [Member] | Corporate | Other than non-recourse loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance						10,725
Reclassification to allowance for investment in operating leases	[7]					0
Accounting Standards Update 2016-13 [Member] | Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	[4]					0
Reclassification to allowance for investment in operating leases	[4],[7]					0
Accounting Standards Update 2016-13 [Member] | Other financial assets measured at amortized cost
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	[6]					1,369
Reclassification to allowance for investment in operating leases	[6],[7]					¥ (312)

[1]	Charge-off include the amount of ¥1,296 million for write-offs of purchased loans.
[2]	Charge-off include the amount of ¥1,636 million for write-offs of purchased loans.
[3]	Other mainly includes foreign currency translation adjustments and a decrease in allowance related to a sale of a subsidiary..
[4]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely. Due to the adoption of the credit losses standards, allowance of ¥176,714 million was recorded as credit loss gross-up treatment for purchased loans on April 1, 2020, and the same amount has been amortized.
[5]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.
[6]	Other financial assets measured at amortized cost includes the allowance for credit losses on financial receivables, such as loans to affiliates and accounts receivable. The provision for credit losses of loans to affiliates of ¥6 million were recorded in equity in net income of affiliates. And the allowance for credit losses on loans to affiliates of ¥795 million were recorded in investment in affiliates.
[7]	The allowance for accrued payments for investment in operating leases was reclassified to the investment in operating leases balance on April 1, 2020, due to the application of the credit loss standard.